Regulatory requirements - Additional information (Detail) ¥ in Millions	Mar. 31, 2022 JPY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 JPY (¥)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity Tier 1 capital ratio	0.0751	0.0751
Tier 1 capital ratio	9.01%	9.01%
Consolidated Capital adequacy ratio	0.1101	0.1101
Quantified total of business risk	1.20	1.20	1.20
Segregated client cash recognized as an asset in Deposits with stock exchanges and other segregated cash | ¥	¥ 113,052		¥ 92,477
Segregated securities recognized as assets in Trading assets and Collateralized agreements | ¥	¥ 1,103,395		¥ 1,080,260
NSC [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Quantified total of business risk	1.20	1.20	1.20
NFPS [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Quantified total of business risk	1.20	1.20	1.20
NSI [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Ratio of net capital under the alternative method	2.00%	2.00%
Percentage of total risk margin requirement	8.00%	8.00%
Amount of maintenance of net capital as cash		$ 1,000,000
NGFP [Membrer]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Net capital defined under the alternative method		$ 20,000,000
Minimum net capital percentage of SEC risk margin amount	2.00%	2.00%
Minimum net capital percentage of CFTC risk margin amount	2.00%	2.00%
ILLC [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Net capital defined under the alternative method		$ 1,000,000
Ratio of net capital under the alternative method	2.00%	2.00%
Minimum capital required		$ 45,000